Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities [Abstract]
Other non-current liabilities
19.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2024	2023
Asset retirement obligations	7,506,609	8,422,609
Others	166,501	214,072
	7,673,110	8,636,681